SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. [ ]

[X] Post-Effective Amendment No. 1  (File No. 333-92456)

(Check Appropriate Box or Boxes)

                       AXP Market Advantage Series, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Part A is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92456 filed on or about September 10, 2002.

Part B is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92456 filed on or about September 10, 2002.

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification.

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits.

(1)(a) Articles of Incorporation as amended on Jan. 16, 1990, filed as Exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

(1)(b) Amendment to Articles of Incorporation, dated June 16, 1999, filed as Exhibit (a)(1) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(2) By-laws as amended Jan. 11, 2001, filed as exhibit (b) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(3)     Not applicable.

(4) Form of Agreement and Plan of Reorganization included as Exhibit 1 to Part A of the Registration Statement is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92456 filed on or about September 10, 2002.

(5)     Not applicable.

(6) Investment Management Services Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Corporation, dated September 9, 1999, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(7) Distribution Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Advisors Inc., dated September 9, 1999, is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Trust Company, dated September 9, 1999, is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(9)(b) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit
        (g)(3) to IDS Precious Metals Fund, Inc., Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(9)(c) First Amendment to the Custodian Agreement of May 13, 1999, made as of December 1, 2000 between American Express Trust Company and The Bank of New York filed electronically as Exhibit (g)(6) to Post-Effective Amendment No. 27 to Registration Statement No. 33-30770, filed on or about March 27, 2002, is incorporated by reference.

(9)(d) Second Amendment to the Custodian Agreement of May 13, 1999, made as of June 7, 2001 between American Express Trust Company and The Bank of
        New York filed electronically as Exhibit (g)(7) to Post-Effective Amendment No. 27 to Registration Statement No. 33-30770, filed on or about March 27, 2002, is incorporated by reference.

(9)(e) Amendment to the Custodian Agreement of May 13, 1999, made as of January 31, 2001 between American Express Trust Company and The Bank of
        New York filed electronically as Exhibit (g)(8) to Post-Effective Amendment No. 27 to Registration Statement No. 33-30770, filed on or about March 27, 2002, is incorporated by reference.

(10)(a) Plan and Agreement of Distribution between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Advisors Inc., dated September 9, 1999, is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(10)(b) Rule 18f-3 Plan for AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, dated September 1999, is incorporated by reference to Exhibit (o)(2) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed as Exhibit 11 to Registration Statement No. 333-92456 filed on or about July 16, 2002 is incorporated by reference.

(12) Tax Opinion for merger of AXP Total Stock Market Index Fund into AXP S&P 500 Index Fund is filed electronically herewith. Tax Opinion for merger of AXP Nasdaq 100 Index Fund into AXP S&P 500 Index Fund is filed electronically herewith.

(13)(a) Administrative Services Agreement between Registrant, on behalf of AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund and AXP Total Stock Market Index Fund, and American Express Financial Corporation, dated September 9, 1999, is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 23 to Registration Statement No. 33-30770 filed on or about Oct. 14, 1999.

(13)(b) Transfer Agency Agreement, dated May 10, 2001, between Registrant, on behalf of AXP Blue Chip Advantage Fund, AXP International Equity Index Fund, AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund, AXP Small Company Index Fund, and AXP Total Stock Market Index Fund, and American Express Client Service Corporation filed as Exhibit (h)(10) to Post-Effective Amendment No. 27 to Registration Statement No. 33-30770, filed on or about March 27, 2002, is incorporated by reference.

(13)(c) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(14) Independent Auditor's Consent filed electronically as Exhibit 14 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-92456 is incorporated by reference.

(15)    Not applicable.

(16)(a) Directors' Power of Attorney to sign amendments to this Registration Statement, dated November 13, 2002, is filed electronically herewith.

(16)(b) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 9, 2002, filed as Exhibit (q)(2) to Post-Effective Amendment No. 27 to Registration Statement No. 33-30770 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 by Registrant is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 filed on or about March 31, 2000.

(17)(b) Code of Ethics adopted under Rule 17j-1 by Registrant's investment adviser and principal underwriter, dated July 2002, is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 72 to Registration Statement No. 2-30059 filed on or about November 20, 2002.

(17)(c) Prospectus  dated April 1, 2002,  for AXP S&P 500 Index Fund, AXP
        Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund, and AXP Nasdaq 100 Index Fund filed as Exhibit 17(c) to Registration Statement No. 333-92456 filed on or about July 16, 2002 is incorporated by reference.

(17)(d) Statement of Additional  Information dated April 1, 2002, for AXP
        S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund, and AXP Nasdaq 100 Index Fund filed as Exhibit 17(d) to Registration Statement No. 333-92456 filed on or about July 16, 2002 is incorporated by reference.

(17)(e) Annual Report for the period ended Jan. 31, 2002 for AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund, and AXP Nasdaq 100 Index Fund filed electronically as Exhibit 17(e) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-92456 is incorporated by reference.

Item 17.  Undertakings.

          None.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, AXP Market Advantage Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Minneapolis, and State of Minnesota on the 11th day of December, 2002.



AXP MARKET ADVANTAGE SERIES, INC.


by: /s/   Paula R. Meyer
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          Paula R. Meyer, President



by: /s/   Jeffrey P. Fox
    --------------------
          Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 11th day of December, 2002.

Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
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     Arne H. Carlson

                                                     Director
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     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
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     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
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     Barbara H. Fraser

/s/  Ira D. Hall*                                    Director
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     Ira D. Hall

/s/  Heinz F. Hutter*                                Director
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     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
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     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
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     Stephen R. Lewis, Jr.

Signature                                            Capacity


/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

/s/  Stephen W. Roszell*                             Director
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     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
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     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
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     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney, dated November 13, 2002, filed electronically as Exhibit (16)(a), by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg